OPERATING LEASES - Maturities of Operating Leases (Details) $ in Thousands	Jun. 30, 2020 USD ($)
Leases [Abstract]
Year 1	$ 11,291
Year 2	1,889
Year 3	1,775
Year 4	1,682
Year 5	1,661
Thereafter	501
Total minimum lease payments	18,799
Less: Imputed interest	(1,049)
Present value of operating lease liabilities	$ 17,750